Cash, cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Cash and cash equivalents	$1,728,794	$1,248,772
Restricted cash	185,959	246,518
Total cash, cash equivalents and restricted cash	$1,914,753	$1,495,290

Schedule of restricted cash and cash equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Cash and cash equivalents	$1,728,794	$1,248,772
Restricted cash	185,959	246,518
Total cash, cash equivalents and restricted cash	$1,914,753	$1,495,290